Net Loss per Share of Common Stock (Tables)	12 Months Ended
Jun. 30, 2020
Earnings Per Share [Abstract]
Schedule of earnings per share, basic and diluted
	2020	2019
Numerator - basic and diluted loss per share net loss	$(4,412,063)	$(4,598,343)

Net loss available to common stockholders	$(4,412,063)	$(4,598,343)

Denominator – basic and diluted loss per share – weighted average common shares outstanding	57,443,347	47,827,114
Basic and diluted earnings per share	$(0.08)	$(0.09)